Summary of Significant Accounting Policies (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2015 Segments $ / shares	Jun. 30, 2014 $ / shares	Dec. 31, 2014 Segments $ / shares shares	Dec. 31, 2013 $ / shares shares	Jun. 25, 2013 $ / shares	Dec. 31, 2012 $ / shares
Summary of Significant Accounting Policies (Textual)
Stock Price	$ 2.35		$ 0.98	$ 1.80	$ 0.96
Number of active business segments | Segments	2		2
Quarterly vesting period of stock options issued to directors upon re-election	1 year		1 year
Period of stock option granted to director and employees	10 years		10 years
Percentage of options, vested immediately	25.00%		25.00%
Percentage of options, vested later till three year	25.00%		25.00%
Period of expiration of option upon termination of employee or director	3 months		3 months
Period of re-measurement of option's price using the Black-Scholes model	3 months		3 months
Description of Stock options issued			Stock options issued to employees vest 25% immediately as of the grant date, then 25% each subsequent year for a period of three years. Stock options vest over each three month period from the date of issuance to the end of the three year period. These options have a ten year life for as long as the individuals remain employees or directors. In general, when an employee or director terminates their position the options will expire within three months, unless otherwise extended by the Board
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, estimated useful life	11 years		11 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, estimated useful life	16 years		16 years
Option [Member]
Summary of Significant Accounting Policies (Textual)
Shares issuable upon exercise of outstanding derivative instruments | shares			2,488,279	2,051,511
Weighted average exercise price of outstanding derivative instruments	$ 2.31		$ 2.57	$ 2.63
Expected dividend yield	0.00%		0.00%
Expected life of stock option	4 years		4 years
Forfeiture rate	12.00%		12.00%
Stock Price			$ 1.48	$ 1.65
Option [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Expected volatility rate	136.00%	133.00%	128.00%	136.00%
Risk free interest rate	0.99%	1.05%	1.05%	0.96%
Option [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Expected volatility rate	141.00%	165.00%	165.00%	167.00%
Risk free interest rate	1.34%	1.33%	1.43%	1.17%
Warrant [Member]
Summary of Significant Accounting Policies (Textual)
Shares issuable upon exercise of outstanding derivative instruments | shares			7,269,500	8,156,526
Weighted average exercise price of outstanding derivative instruments	$ 0.81	$ 2.08	$ 1.15	$ 2.17		$ 3.13